Long-Term Debt And Interest Expense - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 12, 2012	Dec. 29, 2011	Dec. 31, 2012 Guarantors	Dec. 31, 2012 Achieving Investment Grade Status	Dec. 12, 2012 Maximum	Dec. 31, 2012 Revolving Credit Facilities Minimum	Dec. 31, 2012 Senior Notes	Apr. 19, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021	Dec. 31, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021 Maximum	Jan. 11, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2011 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022 Maximum	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2011 4.875 Percent Senior Notes due May 2023	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023 Maximum	Dec. 31, 2012 Federal Funds Effective Rate Plus	Dec. 31, 2012 Libor Plus Rate	Dec. 31, 2012 London Inter Bank Offered Rate Plus Maximum	Dec. 31, 2012 London Inter Bank Offered Rate Plus Minimum	Dec. 31, 2012 Eurodollar rate plus a margin Maximum	Dec. 31, 2012 Eurodollar rate plus a margin Minimum	Dec. 31, 2012 Leverage Based Pricing Grid Maximum	Dec. 31, 2012 Leverage Based Pricing Grid Minimum	Dec. 31, 2012 Ratings Based Pricing Grid Maximum	Dec. 31, 2012 Ratings Based Pricing Grid Minimum	Dec. 12, 2012 Amended Revolving Credit Facility	Dec. 20, 2011 Amended Revolving Credit Facility	Jun. 10, 2011 Amended Revolving Credit Facility	Aug. 02, 2010 Amended Revolving Credit Facility	Dec. 12, 2012 Swing Line Loan	Dec. 12, 2012 Letter of Credit
Line of Credit Facility [Line Items]
Revolving Credit Facility																																	$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 50,000,000	$ 50,000,000
Additional Borrowing Capacity								1,250,000,000
Maturity date Of revolving credit facility outstanding amount				2016-06
Revolving credit facility borrowing outstanding	0
Borrowing capacity description	The revolving credit facility is secured by all of the Partnership’s assets, and loans thereunder (other than swing line loans) bear interest at the Partnership’s option at either (i) the greater of (a) the reference rate of Wells Fargo Bank, NA, (b) the federal funds effective rate plus 0.50 percent or (c) the Eurodollar rate which is based on the London Interbank Offered Rate (LIBOR), plus 1.00 percent, each of which is subject to a margin that varies from 0.625 percent to 1.50 percent per annum, according to the Partnership’s leverage ratio (as defined in the agreement), or (ii) the Eurodollar rate plus a margin that varies from 1.625 percent to 2.50 percent per annum, according to the Partnership’s leverage ratio.
Commitment fee description	The unused portion of the credit facility is subject to commitment fees of (a) 0.25 percent to 0.40 percent per annum while the Partnership is subject to the leverage-based pricing grid, according to the Partnership's leverage ratio and (b) 0.20 percent to 0.35 percent per annum while the Partnership is subject to the ratings-based pricing grid, according to its senior unsecured long-term debt ratings.
Debt instrument variable rate																							0.50%	1.00%	1.50%	0.625%	2.50%	1.625%
Unused credit facility commitment fees																													0.40%	0.25%	0.35%	0.20%
Outstanding principal amount									15,000,000
Leverage ratio	5.5						5.0
Proceeds from issuance of private placement											350,000,000
Debt, interest rate											5.875%	5.875%	5.875%		6.125%	6.125%	6.125%		4.875%	4.875%	4.875%
Debt issuance cost											7,800,000				13,800,000
Notes maturity date												Apr. 15, 2021				Jul. 15, 2022			May 15, 2023
Interest payable on Senior Notes												April 15 and October 15				January 15 and July 15			May 15 and November 15
Debt redemption date												Apr. 15, 2015				Jan. 15, 2017			Dec. 15, 2017
Debt redemption percentage														35.00%				35.00%				35.00%
Debt redemption description												In addition, the Partnership may redeem up to 35 percent of the 2021 Notes prior to April 15, 2014 under certain circumstances with the net cash proceeds from certain equity offerings.				In addition, the Partnership may redeem up to 35 percent of the 2022 Notes prior to January 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.			In addition, we may redeem up to 35 percent of the 2023 Notes prior to December 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.
Senior Notes issued through private placement															750,000,000				1,400,000,000
Debt issuance cost																			25,800,000
Senior notes covenants										The 2023 Notes, 2022 Notes and the 2021 Notes indentures contain covenants that, among other things, limit the Partnership’s ability and the ability of certain of the Partnership’s subsidiaries to: (1) sell assets including equity interests in its subsidiaries; (2) pay distributions on, redeem or purchase the Partnership’s units, or redeem or purchase the Partnership’s subordinated debt; (3) make investments; (4) incur or guarantee additional indebtedness or issue preferred units; (5) create or incur certain liens; (6) enter into agreements that restrict distributions or other payments from certain subsidiaries to the Partnership; (7) consolidate, merge or transfer all or substantially all of the Partnership’s or certain of the Partnership’s subsidiaries’ assets; (8) engage in transactions with affiliates; and (9) create unrestricted subsidiaries. These covenants are subject to important exceptions and qualifications. If the 2023 Notes, 2022 Notes or the 2021 Notes achieve an investment grade rating from either of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services and no default, as defined in the indentures, has occurred or is continuing, many of these covenants will terminate
Percent of ownership interest					53.00%	100.00%
Capitalized interest	$ 14,600,000	$ 9,500,000	$ 2,600,000